contingent liabilities (Details) - Claims and lawsuits $ in Millions	6 Months Ended	12 Months Ended	30 Months Ended
	Jun. 30, 2019 CAD ($)	Dec. 31, 2016 item	Jun. 30, 2019 item
4G LTE Network patent infringement claim
Claims and lawsuits
Number of third-party patents involved in patent infringement claim		3
Number of third-party patent infringement claims abandoned			2
Area Code 867 blocking claim
Claims and lawsuits
Damages sought | $	$ 135